Property, Plant And Equipment - Schedule of Jointly-Owned Utility Plants (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Jointly Owned Facilities [Line Items]
Cost	$ 3,122
Accumulated Depreciation	(1,185)
Net Book Value	1,937
Transmission Facilities
Jointly Owned Facilities [Line Items]
Cost	1,743
Accumulated Depreciation	(493)
Net Book Value	$ 1,250
Springerville Common Facilities
Jointly Owned Facilities [Line Items]
Ownership	86.00%
Cost	$ 560
Accumulated Depreciation	(342)
Net Book Value	$ 218
Springerville Coal Handling Facilities
Jointly Owned Facilities [Line Items]
Ownership	83.00%
Cost	$ 285
Accumulated Depreciation	(150)
Net Book Value	$ 135
Four Corners Units 4 and 5 ("Four Corners")
Jointly Owned Facilities [Line Items]
Ownership	7.00%
Cost	$ 295
Accumulated Depreciation	(156)
Net Book Value	$ 139
Gila River Common Facilities
Jointly Owned Facilities [Line Items]
Ownership	50.00%
Cost	$ 139
Accumulated Depreciation	(52)
Net Book Value	$ 87
Luna Energy Facility ("Luna")
Jointly Owned Facilities [Line Items]
Ownership	33.30%
Cost	$ 100
Net Book Value	108
Luna Energy Facility ("Luna") | Adjustment
Jointly Owned Facilities [Line Items]
Accumulated Depreciation	$ 8